Basis of accounting - (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 13, 2023	Jun. 30, 2023	Dec. 31, 2022
Basis of accounting
Current liabilities exceed current assets		$ 137,101	$ 17,936
Number of shares issued	1,827,096
Share price	$ 11.00
Proceeds from issuance of shares	$ 20,098